Stockholders' Equity (Deficit) and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Beginning balance	4,695
Number of Shares, Granted	1,067
Number of Shares, Exercised	(850)
Number of Shares, Forfeited/Expired	(324)
Number of Shares, Ending balance	4,588	4,695
Number of Shares, Vested and expected to vest	4,296
Number of Shares, Exercisable	2,438
Weighted Average Exercise Price, Beginning balance	$ 6.66
Weighted Average Exercise Price, Granted	$ 19.39
Weighted Average Exercise Price, Exercised	$ 4.46
Weighted Average Exercise Price, Forfeited/ Expired	$ 12.10
Weighted Average Exercise Price , Ending balance	$ 9.64	$ 6.66
Weighted Average Exercise Price, Vested and expected to vest	$ 9.14
Weighted Average Exercise Price, Exercisable	$ 5.90
Weighted Average Remaining Life, Outstanding	7 years 7 months 6 days	8 years
Weighted Average Remaining Life, Options vested or expected to vest	7 years 6 months
Weighted Average Remaining Life, Options exercisable	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 110,396	$ 37,651
Aggregate Intrinsic Value, Options vested or expected to vest	105,418
Aggregate Intrinsic Value, Options exercisable	$ 67,557